Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.1%)
	Linde plc	282,177	140,437
	Freeport-McMoRan Inc.	875,165	57,507
	Air Products & Chemicals Inc.	135,581	37,776
	Newmont Corp. (XNYS)	331,220	36,371
			272,091
Consumer Discretionary (8.7%)
	Walmart Inc.	2,669,317	308,973
	Costco Wholesale Corp.	270,285	258,479
	Home Depot Inc.	606,202	192,251
	Walt Disney Co.	1,078,738	109,848
	Lowe's Cos. Inc.	341,608	73,227
	Starbucks Corp.	693,757	68,793
	McDonald's Corp.	216,290	60,388
	NIKE Inc. Class B	725,542	33,542
			1,105,501
Consumer Staples (7.5%)
	Procter & Gamble Co.	1,415,164	203,161
	Philip Morris International Inc.	947,912	168,141
	Coca-Cola Co.	2,095,089	165,533
	PepsiCo Inc.	832,203	119,995
	Altria Group Inc.	1,018,074	70,837
	CVS Health Corp.	774,694	70,482
	McKesson Corp.	74,585	55,375
	Mondelez International Inc. Class A	780,558	47,747
	Colgate-Palmolive Co.	488,089	43,991
			945,262
Energy (5.9%)
	Exxon Mobil Corp.	2,537,286	368,566
	Chevron Corp.	1,154,300	210,614
	ConocoPhillips	744,325	84,838
	EOG Resources Inc.	326,690	43,574
	Williams Cos. Inc.	371,927	26,552
	Kinder Morgan Inc.	575,774	17,895
			752,039
Financials (21.4%)
	JPMorgan Chase & Co. (XYNS)	1,539,832	460,887
*	Berkshire Hathaway Inc. Class B	840,586	398,841
	Bank of America Corp. (XNYS)	3,933,112	202,949
	Goldman Sachs Group Inc. (XYNS)	171,965	176,360
	Morgan Stanley	725,177	150,837
	Wells Fargo & Co.	1,878,949	145,694
*	Berkshire Hathaway Inc. Class A	188	133,649
	Citigroup Inc. (XNYS)	1,010,832	127,264
	Blackrock Inc.	85,247	89,243
	Charles Schwab Corp.	1,013,634	88,541
	Progressive Corp.	356,895	67,953
	Chubb Ltd.	214,341	66,816
	CME Group Inc.	218,377	59,735
	Bank of New York Mellon Corp.	418,283	58,321
	PNC Financial Services Group Inc.	245,622	54,312
	Blackstone Inc.	449,667	52,597
	US Bancorp	946,101	51,894
	Intercontinental Exchange Inc.	345,922	51,145
	Marsh & McLennan Cos. Inc.	294,801	47,159
	Aon plc Class A (XNYS)	123,947	39,175
	KKR & Co. Inc.	407,128	39,060
	Travelers Cos. Inc.	131,675	38,435
	S&P Global Inc.	88,512	37,529

		Shares	Market Value ($000)
	Truist Financial Corp.	760,661	36,671
	Aflac Inc.	141,495	15,907
	Apollo Global Management Inc.	123,239	15,862
			2,706,836
Health Care (15.0%)
	Johnson & Johnson	1,467,468	330,664
	AbbVie Inc.	1,076,694	234,418
	UnitedHealth Group Inc.	551,597	209,778
	Merck & Co. Inc.	1,505,523	178,736
	Thermo Fisher Scientific Inc.	226,205	111,408
	Amgen Inc.	328,254	110,553
	Gilead Sciences Inc.	755,941	101,621
	Pfizer Inc.	3,462,555	90,650
	Abbott Laboratories	1,058,137	90,576
	Bristol-Myers Squibb Co.	1,240,079	70,908
	Danaher Corp.	387,543	70,792
	Stryker Corp.	209,726	63,985
	Medtronic plc	781,806	57,705
	Elevance Health Inc. (XNYS)	131,536	51,719
	Cigna Group	160,471	44,515
	Regeneron Pharmaceuticals Inc.	63,272	38,898
	HCA Healthcare Inc.	95,323	36,084
			1,893,010
Industrials (15.0%)
	Caterpillar Inc. (XNYS)	283,327	248,158
	General Electric Co.	606,725	196,433
	RTX Corp.	817,365	146,848
	Union Pacific Corp.	361,337	94,902
	Eaton Corp. plc	236,513	94,747
	American Express Co.	292,670	92,621
	Honeywell International Inc.	387,089	92,073
	Deere & Co.	156,257	84,719
	Lockheed Martin Corp.	140,107	74,320
	Capital One Financial Corp.	378,716	71,172
	Accenture plc Class A	374,684	70,092
	Parker-Hannifin Corp.	76,858	64,917
	Trane Technologies plc	134,777	60,825
	Automatic Data Processing Inc.	245,180	54,391
	General Dynamics Corp.	148,183	51,393
	CSX Corp.	1,132,350	51,250
	Emerson Electric Co.	342,224	49,219
	3M Co.	320,726	49,113
	Northrop Grumman Corp.	86,422	48,714
	United Parcel Service Inc. Class B (XNYS)	452,958	48,326
	Norfolk Southern Corp.	136,753	41,704
	Illinois Tool Works Inc.	166,721	41,227
	FedEx Corp.	64,428	26,528
	Johnson Controls International plc	186,353	24,982
	Sherwin-Williams Co.	71,664	21,774
			1,900,448
Real Estate (1.2%)
	Prologis Inc.	563,982	80,914
	American Tower Corp.	283,811	53,061
	Simon Property Group Inc.	93,986	19,259
			153,234
Technology (15.4%)
	Micron Technology Inc.	685,356	665,481
*	Intel Corp.	2,433,300	279,051
	Applied Materials Inc.	483,257	217,495
	International Business Machines Corp.	571,202	170,104
	Texas Instruments Inc.	552,637	168,930
	QUALCOMM Inc.	649,729	163,095
	Analog Devices Inc.	297,288	123,033
	Dell Technologies Inc. Class C	183,000	77,026
	Salesforce Inc.	271,017	51,791
*	Adobe Inc.	124,984	32,397
			1,948,403

		Shares	Market Value ($000)
Telecommunications (4.4%)
	Cisco Systems Inc.	2,164,704	260,674
	Verizon Communications Inc.	2,311,462	110,511
	AT&T Inc.	4,262,890	105,720
	Comcast Corp. Class A	2,185,103	54,343
	T-Mobile US Inc.	134,194	25,165
			556,413
Utilities (2.9%)
	NextEra Energy Inc.	1,268,725	110,392
	Southern Co.	669,948	61,669
	Duke Energy Corp.	473,751	58,143
	Waste Management Inc.	245,600	51,935
	American Electric Power Co. Inc.	329,353	41,719
	Republic Services Inc.	122,227	24,499
	Sempra	198,720	17,712
			366,069
Total Common Stocks (Cost $8,776,466)			12,599,306
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 3.667% (Cost $42,829)	428,338	42,830
Total Investments (99.9%) (Cost $8,819,295)			12,642,136
Other Assets and Liabilities—Net (0.1%)			18,143
Net Assets (100%)			12,660,279
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	35	13,293	263

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	2,107	(4.320)	39	—
Citigroup Inc.	8/31/2027	BANA	4,734	(4.362)	—	(39)
Elevance Health Inc.	2/1/2027	CITNA	1,133	(4.120)	—	(10)
Goldman Sachs Group Inc.	8/31/2027	BANA	8,687	(4.434)	266	—
JPMorgan Chase & Co.	2/1/2027	CITNA	3,433	(4.270)	—	(35)
JPMorgan Chase & Co.	8/31/2027	BANA	27,947	(4.417)	—	(694)
					305	(778)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,599,306	—	—	12,599,306
Temporary Cash Investments	42,830	—	—	42,830
Total	12,642,136	—	—	12,642,136
Derivative Financial Instruments
Assets
Futures Contracts[1]	263	—	—	263
Swap Contracts	—	305	—	305
Total	263	305	—	568
Liabilities
Swap Contracts	—	(778)	—	(778)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.